CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS - OPERATING ACTIVITIES
Comprehensive loss for the period	$ (10,986)	$ (9,752)
Adjustments required to reflect net cash used in operating activities (see appendix below)	(2,054)	1,746
Net cash used in operating activities	(13,040)	(8,006)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(15,000)	(36,422)
Maturities of short-term deposits	24,385	24,233
Proceeds from realization of long-term investment	1,500
Purchase of property and equipment	(76)	(90)
Purchase of intangible assets	(37)	(3,721)
Net cash provided by (used in) investing activities	10,772	(16,000)
CASH FLOWS - FINANCING ACTIVITIES
Issuances of share capital, net	2,847	28,312
Repayments of bank loan	(47)	(47)
Net cash provided by financing activities	2,800	28,265
INCREASE IN CASH AND CASH EQUIVALENTS	532	4,259
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	5,110	2,469
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	147	218
CASH AND CASH EQUIVALENTS - END OF PERIOD	5,789	6,946
Income and expenses not involving cash flows:
Depreciation and amortization	288	250
Long-term prepaid expenses	(2)	(1)
Exchange differences on cash and cash equivalents	(147)	(218)
Gain on adjustment of warrants to fair value	(625)
Gain on realization of long-term investment	(500)
Share-based compensation	1,444	858
Interest and exchange rate differences on short-term deposits	(351)	(273)
Interest and linkage differences on bank loan	(1)
Total income and expense not involving cash flows	106	616
Changes in operating asset and liability items:
Increase in prepaid expenses and other receivables	(776)	(623)
Increase (decrease) in accounts payable and accruals	(1,384)	1,753
Total Change in operating asset and liability	(2,160)	1,130
Total Adjustments required to reflect net cash used in operating acivities	(2,054)	1,746
Supplementary information on interest received in cash	377	258
Supplementary non-cash investment		$ 2,985